Investments (Details 3) (KCA, USD $)	1 Months Ended
	May 31, 2013	Jun. 30, 2003 PraireWave Real estate developer	May 31, 2013 PraireWave Real estate developer
Investments disclosures
Amount received for condominium purchase agreement		$ 1
Estimated cost of building to be constructed			5,200,000
Payment to acquire investment	$ 100,000